Auditor's remuneration	12 Months Ended
Sep. 30, 2020
Auditor's remuneration
Auditor's remuneration

OTHER

Note 35. Auditor’s remuneration

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2020	2019	2020	2019
Audit and audit-related fees
Audit fees
PwC Australia	27,667	28,153	27,667	28,025
Overseas PwC network firms	5,295	3,216	705	321
Total audit fees	32,962	31,369	28,372	28,346
Audit-related fees
PwC Australia	4,404	3,569	4,404	3,418
Overseas PwC network firms	107	128	—	2
Total audit-related fees	4,511	3,697	4,404	3,420
Total audit and audit-related fees	37,473	35,066	32,776	31,766
Tax fees
PwC Australia	57	53	57	53
Total tax fees	57	53	57	53
Other fees
PwC Australia	—	70	—	70
Overseas PwC network firms	—	502	—	502
Total other fees	—	572	—	572
Total audit and non-audit fees	37,530	35,691	32,833	32,391

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Tax	Tax compliance and tax advisory services.
Other	Various services including systems assurance, compliance advice and controls reviews.

It is Westpac’s policy to engage PwC on assignments additional to their statutory audit duties only if their independence is not impaired or seen to be impaired and where their expertise and experience with Westpac is important. All services were approved by the Board Audit Committee in accordance with Westpac’s Pre-Approval of Engagement of PricewaterhouseCoopers for Audit or Non-Audit Services Policy.

PwC also received fees of $6.1 million (2019: $7.5 million) for various entities which are related to Westpac but not consolidated. These non-consolidated entities include entities sponsored by the Group, trusts of which a Westpac Group entity is trustee, manager or responsible entity, superannuation funds and pension funds.